Related Party Transactions - Accounts Payable Due to Related Party (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Accounts payable due to related party	$ 1,802	$ 1,884
Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable due to related party	$ 1,800	$ 1,900